Acquisition - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill		$ 316	$ 306	$ 306	$ 316	$ 0
Caviar
Business Acquisition [Line Items]
Consideration transferred	$ 411
Cash paid for acquisition	311
Transaction costs	1
Acquisition-related costs				5
Indemnification asset	3
Estimable legal settlement	3
Revenue included in consolidated statements of operations				15
Intangible assets	106
Goodwill	305
Consideration recorded in accrued expenses and other current liabilities	3
Caviar | Series G Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Redeemable convertible preferred stock issued in connection with an acquisition	$ 100
Scotty Labs, Inc.
Business Acquisition [Line Items]
Consideration transferred				5
Intangible assets			4	$ 4
Estimated useful life				2 years
Goodwill			1	$ 1
Technology Manufacturing Company
Business Acquisition [Line Items]
Consideration transferred			$ 30
Intangible assets		$ 22
Estimated useful life		8 years
Goodwill		$ 10
Consideration recorded in accrued expenses and other current liabilities		$ 3